SHARE-BASED COMPENSATION - Summary of activities of the Service-based RSUs (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Unvested	36,834,850	24,800,000
Granted	64,210,210	18,257,040
Vested	(954,960)	(3,036,290)
Forfeited	(51,629,000)	(3,185,900)
Expired	(500,000)
Unvested	47,961,100	36,834,850
Weighted Average Grant Date Fair Value, Unvested	$ 0.76	$ 0.74
Weighted Average Grant Date Fair Value, Granted	0.43	0.68
Weighted Average Grant Date Fair Value, Vested
Weighted Average Grant Date Fair Value, Unvested	$ 0.63	$ 0.76